Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amended to included updated financials and other information
Entity Registrant Name	iQSTEL INC.
Entity Central Index Key	0001527702
Entity Tax Identification Number	45-2808620
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 Aragon Avenue
Entity Address, Address Line Two	Suite 375
Entity Address, Address Line Three	Coral Gables
Entity Address, City or Town	FL 33134
Entity Address, Postal Zip Code	33134
City Area Code	954
Local Phone Number	951-8191
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false